SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - USD ($)		6 Months Ended	11 Months Ended
	Aug. 26, 2022	Jun. 30, 2022	Dec. 31, 2021
Offering Costs [Abstract]
Offering cost charged to shareholder deficit	$ 24,200,000
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp
Offering Costs [Abstract]
Offering costs		$ 14,262,365	$ 14,262,365
Offering cost charged to shareholder deficit		13,600,399	13,600,399
Offering cost expensed to statement of operations		661,966	661,966
Initial Public Offering [Member] | Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp
Offering Costs [Abstract]
Offering costs		8,762,500	8,762,500
Offering cost charged to shareholder deficit		8,140,989	8,140,989
Offering cost expensed to statement of operations		$ 621,511	$ 621,511